Summary of Significant Accounting Policies - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Consolidated Statement of Cash Flows [Line Items]
Amortization of prepaid insurance		$ 809	$ 100
Prepaid expenses and other current assets	$ (74)	551	9	$ (853)
Net cash used in operating activities	(12,516)	(12,858)	(17,949)	(17,091)
Payments on insurance financing loans	(636)	(703)	(916)	(563)
Net cash provided by financing activities	10,593	14,581	20,198	21,282
Supplemental disclosures of cash flow information:
Cash paid for interest	22	25	41	26
Non-cash investing and financing activities:
Financing of prepaid insurance	$ 75	843	$ 843	1,115
As Previously Reported [Member]
Schedule of Condensed Consolidated Statement of Cash Flows [Line Items]
Amortization of prepaid insurance
Prepaid expenses and other current assets		657		(828)
Net cash used in operating activities		(13,561)		(17,668)
Payments on insurance financing loans
Net cash provided by financing activities		15,284		21,845
Supplemental disclosures of cash flow information:
Cash paid for interest
Non-cash investing and financing activities:
Financing of prepaid insurance
Adjustments [Member]
Schedule of Condensed Consolidated Statement of Cash Flows [Line Items]
Amortization of prepaid insurance		809
Prepaid expenses and other current assets		(106)		(25)
Net cash used in operating activities		703		577
Payments on insurance financing loans		(703)		(563)
Net cash provided by financing activities		(703)		(563)
Supplemental disclosures of cash flow information:
Cash paid for interest		25		26
Non-cash investing and financing activities:
Financing of prepaid insurance		$ 843		$ 1,115